Dec. 28, 2024
Strategic Enhanced Yield Fund
STRATEGIC ENHANCED YIELD FUND
Investment Objective
To primarily seek current income and,
secondarily, the opportunity for capital appreciation to produce total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Enhanced Yield Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Shares Only)” on page 43 of the prospectus and “Contingent Deferred Sales Charges (CDSC-Class A and C Only)” on page 44 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 34 of the Statement of Additional Information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Strategic Enhanced Yield Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Strategic Enhanced Yield Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other expenses		2.08%	2.66%	1.88%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		2.83%	3.41%	2.38%
Less Fee Waivers	[1]	(1.82%)	(2.40%)	(1.62%)
Total Annual Fund Operating Expenses After Fee Waivers		1.01%	1.01%	0.76%
[1]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.76%, plus class-specific fees, until December 31, 2025. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2025 and may only be terminated or modified with the approval of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Strategic Enhanced Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	301	890	1,506	3,164
Investor Shares	103	824	1,567	3,532
Institutional Shares	78	587	1,123	2,592

Portfolio Turnover

The Strategic Enhanced Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. In an effort to actively enhance total return and minimize risk, the Fund will engage in opportunistic trading among various sectors based on the perceived market anomalies and inefficiencies detected by the Fund’s portfolio managers, which may be found in illiquid or thinly traded securities and those that may not accurately reflect relevant market information. Total return is defined as a percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income instruments, both domestic and foreign. This investment policy will not be changed by the Fund without at least 60 days’ prior notice to shareholders. The principal “Fixed income instruments” that the Fund invests in are securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, U.S. corporate bonds, global corporate bonds and sovereign bonds denominated in U.S. and non-U.S. dollars, mortgage-backed securities, asset-backed securities, municipal securities, and privately-issued securities that may be resold only in accordance with Rule 144A or Regulation S under the Securities Act of 1933 (the “1933 Act”). Privately issued securities are those securities that are exempt from registration under the 1933 Act and that may be resold only in accordance with Rule 144A, which allows for the private resale of securities to qualified institutional buyers, and Regulation S, which allows for the private sale of securities outside the U.S. The mortgage-backed securities in which the Fund invests are fixed rate mortgage-backed securities backed by Fannie Mae, Freddie Mac, and Ginnie Mae.

The Fund may also invest in securities listed, traded or dealt in foreign countries, including emerging markets countries. Such securities may be denominated in foreign currencies and include sovereign, supra-national and quasi-sovereign bonds and debt instruments. There is no limit on the foreign issuers in which the Fund can invest, provided that the Fund will not invest in any foreign issuer or country in which investment is prohibited by law. The Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than 50% of its assets, revenue or income outside of the U.S. The Fund may also invest in preferred stock. The Fund may invest in U.S. Treasury futures for hedging purposes. U.S. Treasury futures with economic characteristics similar to fixed income instruments will be included as investments that satisfy the Fund’s 80% policy discussed above.

“Investment-grade” securities are securities that are rated by at least one major rating agency in one of its top four rating categories, meaning those securities that have a rating of Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd., or, if unrated, that are determined by the Adviser to be of similar quality, at the time of purchase. The Fund will seek to enhance yield by investing up to a combined 60% of its assets in fixed income securities rated below investment grade (also known as “high yield securities” or “junk bonds”), emerging market debt securities, including both sovereign and corporate issuers, and securities denominated in foreign currencies.

The Adviser expects that the Fund’s average duration will range between 20% shorter and 20% longer than that of the Bloomberg US Aggregate Index. For example, on October 31, 2024, the duration was 5.70 years, meaning the Fund’s average duration would range between 4.9 years (20% shorter than the Bloomberg US Aggregate Index) and 7.3 years (20% longer than the Bloomberg US Aggregate Index). Duration provides a measure of a fund’s sensitivity to changes in interest-rates. In general, the longer a fund’s duration, the more its price will fluctuate when interest rates change. A fund with a duration of 10 years is twice as sensitive to interest rate changes as a fund with a five-year duration. A fund with a five-year duration would generally be expected to lose 5% from its net asset value if interest rates rose by one percentage point or gain 5% if interest rates fell by one percentage point.

In selecting fixed income instruments for the Fund, the Adviser actively monitors potential investment opportunities throughout the world and bases its purchase and sale decisions on a fundamental analysis of global economic trends and underlying global economic fundamentals.

Principal Investment Risks
Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/24 to 9/30/24 was 6.36%.
Average Annual Total Returns (Periods Ended 12/31/23)

This table compares the Fund’s average annual total returns for periods ended December 31, 2023 to those of the Bloomberg U.S. Aggregate Bond Index. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Average Annual Returns - Strategic Enhanced Yield Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Shares	Return Before Taxes	5.68%	0.73%	1.08%	Dec. 26, 2017
Investor Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	3.76%	(0.65%)	(0.21%)	Dec. 26, 2017
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.32%		0.30%	Dec. 26, 2017
Institutional Shares	Return Before Taxes	5.97%	0.98%	1.27%	Dec. 26, 2017
A Shares	Return Before Taxes (With Load)	3.42%	0.32%	0.68%	Dec. 26, 2017
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	5.53%	1.10%	0.98%	Dec. 26, 2017